Property, Plant and Equipment - Summary of Provisions for Impairment of Property, Plant and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 699,087	$ 354,443
Depreciation	(145,894)	(87,569)	$ (53,512)
Amount at end of year	1,069,011	699,087	354,443
Provision for Impairment of Property Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	37,061	26,535	36,285
Increase charged to profit or loss	41,429	36,937
Decreases charged to profit or loss		(39,837)	(5,032)
Depreciation	(17,435)	(10,208)	(9,955)
Translation differences	20,274	23,634	5,237
Amount at end of year	$ 81,329	$ 37,061	$ 26,535